Derivative Liability (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative liability	$ 2,630,052		$ (2,545,918)
Derivative liabilities			$ 4,869,082